Cost of sales, without considering depreciation and amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of production
Other production expenses	$ 15,028	$ 24,107	$ 26,739
Cost of sales of goods, excluding depreciation and amortization	(980,254)	(824,973)	(922,572)
cost of sales of products [Member]
Disclosure of cost of sales [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization	58,633	69,932	105,944
Cost of production
Services provided by third parties	262,195	211,325	230,148
Consumption of materials and supplies	134,070	100,401	100,241
Direct labor	87,886	72,344	66,745
Electricity and water	44,345	41,989	34,972
Maintenance and repair	22,839	17,792	7,401
Transport	16,254	10,880	9,502
Rentals	26,591	10,852	5,783
Insurances	6,637	4,347	5,247
Cost of concentrate purchased to associates	439	2,958	0
Provision for impairment of finished goods and product in progress, note 9(b)	2,118	(7,581)	13,096
Other production expenses	10,464	9,789	7,078
Total cost of production of the period	613,838	475,096	480,213
Final balance of products in process and finished goods, net of depreciation and amortization	$ (45,038)	$ (47,216)	$ (72,667)